Consolidated Statements of Comprehensive Income - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Southland Holdings Llc [Member]
Net income		$ 41,530,000	$ 30,152,000	$ 30,424,000
Foreign currency translation adjustment	[1]	838,000	(771,000)	766,000
Other comprehensive income		42,368,000	29,381,000	31,190,000
Comprehensive income attributable to:
Noncontrolling interest		2,849,000	(3,361,000)	299,000
Members’ capital		$ 39,519,000	$ 32,742,000	$ 30,891,000

[1]	Foreign currency translation adjustment is presented net of nominal tax expense for the years ended December 31, 2021, December 31, 2020, and December 31, 2019.